Revenues from Contracts with Customers - Schedule of Deferred Revenue Reconciliation (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Change In Contract With Customer, Liability [Roll Forward]
Deferred revenues, beginning of period	$ 132	$ 91	$ 84
Cash received but not yet recognized	157	132	91
Revenue recognized from prior period deferral	(132)	(91)	(84)
Deferred revenues, end of period	$ 157	$ 132	$ 91